Document and Entity Information	May 29, 2020
Cover [Abstract]
Entity Address, Country	GB
Entity Central Index Key	0001623613
Amendment Flag	false
City Area Code	(0)
Document Type	8-K
Document Period End Date	May 29, 2020
Entity Registrant Name	MYLAN N.V.
Entity Incorporation State Country Code	P7
Entity File Number	333-199861
Entity Tax Identification Number	98-1189497
Entity Address, Address Line One	Building 4
Entity Address, Address Line Two	Trident Place
Entity Address, Address Line Three	Mosquito Way
Entity Address, City or Town	Hatfield
Entity Address, Region	Hertfordshire
Entity Address, Postal Zip Code	AL10 9UL
Country Region	44
Local Phone Number	1707-853-000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value €0.01
Trading Symbol	MYL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false